Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of dividend [abstract]
Summary of Dividend Payments
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	82,340,110
05.23.24	140,261,066	177,678,641
06.28.24	146,118,828	176,997,779
07.24.24	152,806,782	177,926,965
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	166,888,953
06.12.23	12,500,000	56,255,526
07.10.23	12,500,000	52,899,153
08.08.23	12,500,000	47,045,876
09.11.23	12,500,000	41,725,925
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.22	11,000,000	112,373,922
09.12.22	4,000,000	31,816,177
01.09.23	4,000,000	25,583,181